UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03946

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—91.99%
California Department of Water Resources Power Supply Revenue,
Series B-2,
0.290%, VRD	35,700,000	35,700,000
Series B-3,
0.270%, VRD	10,225,000	10,225,000
Series B-6,
0.260%, VRD	3,400,000	3,400,000
Series C-1
0.300%, VRD	3,100,000	3,100,000
California Educational Facilities Authority Revenue (California Institute of Technology), Series B,
0.260%, VRD	4,100,000	4,100,000
California Educational Facilities Authority Revenue Refunding (Stanford University),
Series L-4,
0.280%, VRD	4,775,000	4,775,000
Series L-5,
0.280%, VRD	6,165,000	6,165,000
Series L-6,
0.280%, VRD	2,400,000	2,400,000
California Educational Facilities Authority Revenue (University of Southern California), Series A (Barclays Capital Municipal Trust Receipts Series 11B),
0.280%, VRD(1),(2)	5,200,000	5,200,000
California Educational Facilities Authority Revenue (Wells Fargo Stage Trust Floater Certificates), Series 42C,
0.250%, VRD(1),(2)	10,085,000	10,085,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems),
Series A,
0.230%, VRD	3,900,000	3,900,000
Series B,
0.230%, VRD	4,200,000	4,200,000
California Health Facilities Financing Authority Revenue Refunding (Lucille Salter),
Series B,
0.260%, VRD	11,790,000	11,790,000
Series C,
0.290%, VRD	5,300,000	5,300,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1,
0.260%, VRD	16,510,000	16,510,000
California Health Facilities Financing Authority Revenue (Scripps Health),
Series C,
0.250%, VRD	4,000,000	4,000,000
Series F,
0.260%, VRD	10,645,000	10,645,000
California Housing Finance Agency Revenue (Home Mortgage), Series H,
0.260%, VRD(3)	12,500,000	12,500,000
California Infrastructure & Economic Development Bank Revenue (California Academy),
Series A,
0.270%, VRD	4,750,000	4,750,000
Series C,
0.270%, VRD	6,000,000	6,000,000
Series E,
0.270%, VRD	1,925,000	1,925,000
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust), Series A-2, (Mandatory Put 04/01/10 @ 100),
0.500%, due 04/01/10	9,000,000	9,000,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California Infrastructure & Economic Development Bank Revenue (Jewish Community Center), Series A,
0.280%, VRD	3,700,000	3,700,000
California Infrastructure & Economic Development Bank Revenue (JSerra Catholic High School Project), Series B,
0.230%, VRD	15,165,000	15,165,000
California Infrastructure & Economic Development Bank Revenue (Los Angeles County Museum), Series B,
0.270%, VRD	18,600,000	18,600,000
California Infrastructure & Economic Development Bank Revenue (Orange County Performing),
Series A,
0.300%, VRD	7,085,000	7,085,000
Series B,
0.230%, VRD	2,400,000	2,400,000
California Infrastructure & Economic Development Bank Revenue (Rand Corp), Series B,
0.300%, VRD	2,000,000	2,000,000
California Infrastructure & Economic Development Bank Revenue Refunding (Pacific Gas & Electric),
Series B,
0.280%, VRD	7,000,000	7,000,000
Series D,
0.240%, VRD	30,600,000	30,600,000
California Infrastructure & Economic Development Bank Revenue (Santa Barbara Performing Arts),
0.280%, VRD	2,350,000	2,350,000
California Municipal Finance Authority Revenue (Boy Scouts of America LA),
0.280%, VRD	10,780,000	10,780,000
California Municipal Finance Authority Revenue (The Turning Point School),
0.280%, VRD	4,570,000	4,570,000
California Municipal Finance Authority Revenue (Westmont College), Series A,
0.280%, VRD	5,000,000	5,000,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (BP West Coast Production LLC),
0.300%, VRD	4,700,000	4,700,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacific Gas & Electric), Series C,
0.300%, VRD	13,700,000	13,700,000
California State Economic Recovery,
Series C-1,
0.280%, VRD	10,100,000	10,100,000
Series C-2,
0.290%, VRD	12,000,000	12,000,000
Series C-5,
0.300%, VRD	3,100,000	3,100,000
Series C-11,
0.280%, VRD	1,200,000	1,200,000
California Statewide Communities Development Authority Multi Family Housing Revenue (Ridgeway Apartments), Series K (FHLMC Insured),
0.270%, VRD	7,100,000	7,100,000
California Statewide Communities Development Authority Revenue (Childrens Hospital), Series C,
0.280%, VRD	2,285,000	2,285,000
California Statewide Communities Development Authority Revenue (Cottage Health Systems),
Series A,
0.270%, VRD	13,100,000	13,100,000
Series B,
0.270%, VRD	30,500,000	30,500,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California Statewide Communities Development Authority Revenue (John Muir Health), Series C,
0.280%, VRD	3,360,000	3,360,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente),
Series B,
0.270%, VRD	10,000,000	10,000,000
Series M,
0.270%, VRD	5,100,000	5,100,000
California Statewide Communities Development Authority Revenue Refunding (Los Angeles County Museum of Art),
Series A,
0.260%, VRD	7,000,000	7,000,000
Series B,
0.260%, VRD	10,700,000	10,700,000
Series D,
0.270%, VRD	11,100,000	11,100,000
California Statewide Communities Development Authority Revenue, Series J,
0.270%, VRD	11,200,000	11,200,000
California Statewide Communities Development Authority Revenue (Sweep Loan Program), Series A,
0.270%, VRD	2,040,000	2,040,000
California Statewide Communities Development Authority Revenue (Touro University Project),
0.290%, VRD	10,085,000	10,085,000

California Statewide Communities Development Authority Revenue (University of San Diego),
0.270%, VRD	15,000,000	15,000,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056),
0.290%, VRD(1),(2)	4,730,000	4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area),
Series A-1,
0.290%, VRD	4,000,000	4,000,000
Series C-1,
0.260%, VRD	13,480,000	13,480,000
Series D-1,
0.270%, VRD	5,000,000	5,000,000
Series F (Bank of America Austin Certificates, Series 2008-1058),
0.300%, VRD(1),(2)	6,750,000	6,750,000
Castaic Lake Water Agency Revenue Certificates of Participation (1944 Refunding Project), Series A,
0.260%, VRD	7,130,000	7,130,000
East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle Class A Certificates 20070069) (FGIC Insured),
0.290%, VRD(1),(2)	15,000,000	15,000,000
Fremont Certificates of Participation (Capital Improvement Financing Project),
0.290%, VRD	7,190,000	7,190,000
Grand Terrace Community Redevelopment Agency Multi-Family Revenue (Housing Mount Vernon Villas), (FNMA Insured),
0.260%, VRD	3,150,000	3,150,000
Hemet Unified School District Certificates of Participation (School Facilities Project),
0.300%, VRD	4,000,000	4,000,000
Irvine Improvement Bond Act 1915 (Assessment District 94-13),
0.270%, VRD	5,900,000	5,900,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16),
0.270%, VRD	3,245,000	3,245,000
Irvine Improvement Bond Act 1915 (Assessment District 97-17),
0.270%, VRD	4,804,000	4,804,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore), Series A (FNMA Insured),
0.270%, VRD	5,000,000	5,000,000
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding (Property A 1st Tier), Series A-3,
0.290%, VRD	12,335,000	12,335,000
Los Angeles Department of Water & Power Revenue (Power System), Subseries A-8,
0.290%, VRD	10,170,000	10,170,000
Los Angeles Department of Water & Power Waterworks Revenue,
Subseries B-1,
0.250%, VRD	5,500,000	5,500,000
Subseries B-2,
0.300%, VRD	8,700,000	8,700,000
Subseries B-3,
0.220%, VRD	13,000,000	13,000,000
Los Angeles Wastewater Systems Revenue Refunding,
Series A (Barclays Capital Municipal Trust Receipts Series 2W),
0.280%, VRD(1),(2)	3,750,000	3,750,000
Subseries B,
0.250%, VRD	12,165,000	12,165,000
Subseries C,
0.260%, VRD	495,000	495,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project),
0.320%, VRD	3,435,000	3,435,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments), Series A (FNMA Insured),
0.250%, VRD	5,800,000	5,800,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20070071),
0.290%, VRD(1) ,(2)	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue Refunding,
Series A-1,
0.270%, VRD	4,300,000	4,300,000
0.290%, VRD	6,500,000	6,500,000
Series A-2,
0.260%, VRD	3,945,000	3,945,000
0.290%, VRD	1,900,000	1,900,000
Metropolitan Water District Southern California Waterworks Revenue, Series B-4,
0.260%, VRD	8,000,000	8,000,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F (FNMA Insured),
0.270%, VRD	2,030,000	2,030,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G), Series 3 (FNMA Insured),
0.270%, VRD	1,200,000	1,200,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (AGM Insured),
0.290%, VRD(1),(2)	1,075,000	1,075,000
Orange County Sanitation District Certificates of Participation, Series B,
0.310%, VRD	495,000	495,000
Orange County Water District Revenue Certificates of Participation, Series A,
0.250%, VRD	32,000,000	32,000,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Riverside County Housing Authority Multi-Family Housing Revenue Refunding (Amanda Park Project), Series A (FHLMC Insured),
0.300%, VRD(3)	12,600,000	12,600,000
Riverside Water Revenue Refunding, Series A,
0.300%, VRD	11,120,000	11,120,000
Roseville Electrical System Revenue Certificates of Participation Refunding, Series B,
0.300%, VRD	19,018,000	19,018,000
Sacramento Transportation Authority Sales Tax Revenue (Limited Tax-Measure A), Series A,
0.250%, VRD	22,450,000	22,450,000
San Bernardino County Certificates of Participation (County Center Refinancing Project),
0.260%, VRD	8,700,000	8,700,000
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen Apartments), Series A (FNMA Insured),
0.270%, VRD	16,600,000	16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage — Mountain View), Series A (FNMA Insured),
0.280%, VRD	3,035,000	3,035,000
San Diego County Certificates of Participation (San Diego Foundation),
0.270%, VRD	3,500,000	3,500,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series B,
0.280%, VRD	15,565,000	15,565,000
San Francisco City and County Finance Corp. Lease Revenue Refunding (Moscone Center 2008-2),
0.290%, VRD	1,750,000	1,750,000
Santa Barbara County Tax and Revenue Anticipation Notes, Series A,
2.500%, due 06/30/10	3,000,000	3,015,992
Santa Clara County Financing Authority Lease Revenue (Housing Authority Office Project), Series A,
0.270%, VRD	455,000	455,000
Santa Clara County Financing Authority Lease Revenue (VMC Facilities Replacement Project), Series B,
0.360%, VRD	10,400,000	10,400,000
Santa Clara Electrical Revenue, Subseries B,
0.290%, VRD	13,850,000	13,850,000
Santa Clara Valley Transportation Authority Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-11227) (AMBAC Insured),
0.300%, VRD(1),(2)	11,785,000	11,785,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding (Measure A), Series D,
0.270%, VRD	35,475,000	35,475,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B,
0.300%, VRD	10,755,000	10,755,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z) (AGM Insured),
0.290%, VRD(1),(2)	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160 (AGM Insured),
0.290%, VRD(1),(2)	4,110,000	4,110,000
Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch) (FHLMC Insured),
0.270%, VRD	15,050,000	15,050,000
State Center Community College District (JP Morgan PUTTERs, Series 1972) (AGM Insured),
0.290%, VRD(1),(2)	3,710,000	3,710,000
Western Municipal Water District Facilities Authority Water Revenue Refunding, Series A,
0.270%, VRD	8,700,000	8,700,000
Whittier Health Facilities Revenue (Presbyterian Intercommunity),
Series A,
0.260%, VRD	12,400,000	12,400,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Series B,
0.260%, VRD	1,900,000	1,900,000
Series C,
0.250%, VRD	10,500,000	10,500,000

Total municipal bonds and notes (cost—$967,407,992)		967,407,992

Tax-exempt commercial paper—7.24%
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust),
0.200%, due 04/06/10	6,000,000	6,000,000
California State University,
0.250%, due 05/13/10	10,268,000	10,268,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente),
0.220%, due 05/05/10	7,000,000	7,000,000
0.320%, due 06/14/10	5,000,000	5,000,000
Los Angeles Municipal Improvement Corp.,
0.250%, due 04/05/10	3,408,000	3,408,000
0.270%, due 04/05/10	4,000,000	4,000,000
Orange County Teeter Plan,
0.250%, due 04/05/10	5,000,000	5,000,000
Riverside County Teeter Plan,
0.230%, due 05/03/10	10,000,000	10,000,000
0.230%, due 05/04/10	10,000,000	10,000,000
San Francisco City and County,
0.230%, due 04/01/10	15,470,000	15,470,000

Total tax-exempt commercial paper (cost—$76,146,000)		76,146,000

Total investments (cost — $1,043,553,992 which approximates cost for federal income tax purposes)(4) — 99.23%		1,043,553,992

Other assets in excess of liabilities — 0.77%		8,096,026

Net assets (applicable to 1,052,063,150 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		1,051,650,018

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 7.86% of net assets as of March 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
(3)	Security subject to Alternative Minimum Tax.
(4)	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s investments.

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	967,407,992	—	967,407,992
Tax-exempt commercial paper	—	76,146,000	—	76,146,000

Total	—	1,043,553,992	—	1,043,553,992

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2010 and reset periodically.

Weighted average maturity — 4 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2009.

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—95.01%
New York State Dormitory Authority Revenue (Metropolitan Museum of Art),
0.270%, VRD	4,577,000	4,577,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Childrens Hospital),
0.280%, VRD	4,500,000	4,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System),
0.280%, VRD	2,470,000	2,470,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University),
Series A,
0.250%, VRD	2,000,000	2,000,000
Series B,
0.260%, VRD	14,100,000	14,100,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Cornell University), Series B,
0.320%, VRD	1,550,000	1,550,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association),
0.260%, VRD	3,000,000	3,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A,
0.270%, VRD	31,500,000	31,500,000
0.290%, VRD	1,835,000	1,835,000
Series A-2,
0.290%, VRD	3,000,000	3,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A (FNMA Insured),
0.250%, VRD	8,690,000	8,690,000
New York State Dormitory Authority Revenue (Rockefeller University), Series A,
0.250%, VRD	5,000	5,000
0.270%, VRD	100,000	100,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D,
0.260%, VRD	7,000,000	7,000,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University),
Series A,
0.280%, VRD	7,060,000	7,060,000
Series B,
0.260%, VRD	10,000,000	10,000,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library),
Series A,
0.290%, VRD	13,500,000	13,500,000
Series B,
0.320%, VRD	4,945,000	4,945,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B,
0.290%, VRD	9,615,000	9,615,000
New York State Dormitory Authority Revenue (Wagner College),
0.250%, VRD	3,345,000	3,345,000
New York State Dormitory Authority State Personal Income Tax Revenue, Series F (JP Morgan PUTTERs, Series 3239),
0.280%, VRD(1),(2)	3,600,000	3,600,000
New York State Energy Research & Development Authority Facilities Revenue (Con Edison),
Subseries A-1,
0.260%, VRD	2,800,000	2,800,000
Subseries A-2,
0.250%, VRD	4,200,000	4,200,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666),
0.280%, VRD(1),(2)	3,185,000	3,185,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A (FNMA Insured),
0.270%, VRD	27,800,000	27,800,000
New York State Housing Finance Agency Revenue (Housing 320 West 38th Street), Series A,
0.300%, VRD	2,400,000	2,400,000
New York State Housing Finance Agency Revenue (Normandie Court I Project),
0.350%, VRD	15,660,000	15,660,000
New York State Housing Finance Agency Revenue (West 37th Street Housing),
Series A,
0.350%, VRD	4,200,000	4,200,000
Series B,
0.350%, VRD	6,000,000	6,000,000
New York State Housing Finance Agency Service Contract Revenue Refunding, Series D,
0.250%, VRD	9,200,000	9,200,000
New York State Local Government Assistance Corp., Series G,
0.270%, VRD	11,965,000	11,965,000
New York State Power Authority Revenue & General Purpose (Consented),
0.260%, VRD	4,250,000	4,250,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5,
0.290%, VRD	1,400,000	1,400,000
New York State Urban Development Corp. Revenue State Facilities, Series A3B,
0.300%, VRD	30,400,000	30,400,000
New York State Urban Development Corp. Revenue State Personal Income Tax, Series B, (Barclays Capital Municipal Trust Receipts, Series 6W),
0.280%, VRD(1),(2)	6,835,000	6,835,000
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding,
0.260%, VRD	6,655,000	6,655,000
Clarence Central School District Tax Anticipation Notes,
2.000%, due 06/24/10	2,500,000	2,505,406
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
0.280%, VRD	7,420,000	7,420,000
0.290%, VRD	6,075,000	6,075,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.),
0.290%, VRD	2,100,000	2,100,000
East Williston Union Free School District Tax Anticipation Notes,
1.500%, due 06/29/10	4,500,000	4,511,131
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A,
0.280%, VRD	10,005,000	10,005,000
Essex County Bond Aniticipation Notes,
2.000%, due 11/19/10	2,000,000	2,014,874
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A,
0.280%, VRD	2,263,000	2,263,000
Long Island Power Authority Electric Systems Revenue,
Subseries 1-B,
0.290%, VRD	4,800,000	4,800,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Subseries 3-A,
0.300%, VRD	15,000,000	15,000,000
Lynbrook Union Free School District Tax Anticipation Notes,
1.500%, due 06/25/10	1,000,000	1,001,765
1.750%, due 06/25/10	1,000,000	1,002,344
Metropolitan Transportation Authority Dedicated Tax Fund Refunding,
Subseries B-1,
0.250%, VRD	7,410,000	7,410,000
Subseries B-2,
0.250%, VRD	1,115,000	1,115,000
Subseries B-3,
0.250%, VRD	6,700,000	6,700,000
Metropolitan Transportation Authority Revenue,
Subseries E-2,
0.250%, VRD	4,000,000	4,000,000
Subseries G-2,
0.360%, VRD	24,925,000	24,925,000
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project),
0.280%, VRD	7,500,000	7,500,000
Nassau Health Care Corp. Revenue,
0.250%, VRD	3,000,000	3,000,000
Nassau Health Care Corp. Revenue (Nassau County Guaranted), Subseries B-2,
0.290%, VRD	5,000,000	5,000,000
New York City (Citigroup ROCS, Series RR-II-R-11637),
0.300%, VRD(1), (2)	15,520,000	15,520,000
New York City Capital Resources Corp. Revenue (Loan Enhanced Assistance), Series B-3,
0.400%, VRD	2,850,000	2,850,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.260%, VRD	20,900,000	20,900,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A,
0.300%, VRD	40,955,000	40,955,000
New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A (FHLMC Insured),
0.260%, VRD	7,100,000	7,100,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A (FNMA Insured),
0.250%, VRD	11,100,000	11,100,000
New York City Industrial Development Agency Civic Facility Revenue (Jamaica First Parking LLC Project),
0.290%, VRD	4,070,000	4,070,000
New York City Industrial Development Agency Civic Facility Revenue (New York Psychotherapy),
0.290%, VRD	2,820,000	2,820,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-5,
0.250%, VRD	8,100,000	8,100,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (JP Morgan PUTTERs, Series 2559),
0.280%, VRD(1), (2)	1,775,000	1,775,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue,
Series C (JP Morgan PUTTERs, Series 3236),
0.280%, VRD(1), (2)	7,010,000	7,010,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Series D (JP Morgan PUTTERs, Series 3240),
0.280%, VRD(1), (2)	1,335,000	1,335,000
Series EE (JP Morgan PUTTERS, Series 3587),
0.280%, VRD(1), (2)	10,830,000	10,830,000
Series F-1,
0.360%, VRD	11,500,000	11,500,000
New York City,
Subseries A-3,
0.250%, VRD	5,000,000	5,000,000
Subseries A-5,
0.260%, VRD	70,000	70,000
Subseries H-1,
0.290%, VRD	7,750,000	7,750,000
Subseries H-2,
0.260%, VRD	1,350,000	1,350,000
Subseries I-1 (Bank of America Austin Certificates, Series 2008-1052),
0.300%, VRD(1), (2)	4,425,000	4,425,000
Subseries L-4,
0.280%, VRD	14,200,000	14,200,000
Subseries L-5,
0.350%, VRD	3,660,000	3,660,000
Subseries L-6,
0.250%, VRD	2,300,000	2,300,000
New York City Transitional Finance Authority (New York City Recovery), Series 3,
Subseries 3-B,
0.250%, VRD	1,800,000	1,800,000
Subseries 3-G,
0.300%, VRD	6,700,000	6,700,000
New York City Transitional Finance Authority Revenue (Future Tax Secured),
Series A,
0.270%, VRD	3,400,000	3,400,000
Series A-2,
0.250%, VRD	3,700,000	3,700,000
Subseries B-3,
0.270%, VRD	1,190,000	1,190,000
New York City Transitional Finance Authority Revenue (New York City Recovery), Series 1, Subseries 1- C,
0.350%, VRD	6,830,000	6,830,000
New York City Transitional Finance Authority, Subseries 2A,
0.290%, VRD	13,200,000	13,200,000
New York City Trust for Cultural Resources Revenue (Asia Society),
0.270%, VRD	245,000	245,000
New York City Trust for Cultural Resources Revenue (Lincoln Center Arts), Series B-1,
0.290%, VRD	14,200,000	14,200,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art),
Series A1,
0.270%, VRD	10,800,000	10,800,000
Series A2,
0.270%, VRD	15,100,000	15,100,000
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History),
Series A1,
0.350%, VRD	5,860,000	5,860,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Series A2,
0.290%, VRD	12,165,000	12,165,000
Series B-1,
0.230%, VRD	6,200,000	6,200,000
Series B2,
0.230%, VRD	9,425,000	9,425,000
Series B3,
0.230%, VRD	8,985,000	8,985,000
New York City Trust for Cultural Resources Revenue Refunding (Juilliard School), Series C (Mandatory Put 04/01/10 @100),
0.650%, due 04/01/10	10,000,000	10,000,000
New York City Trust for Cultural Resources Revenue Refunding (Lincoln Center),
Series A-1,
0.350%, VRD	23,420,000	23,420,000
Series A-2,
0.290%, VRD	5,000,000	5,000,000
New York City Trust for Cultural Resources Revenue Refunding (Manhattan School of Music), Series A,
0.230%, VRD	1,600,000	1,600,000
New York City Trust for Cultural Resources Revenue Refunding (Museum of Modern Art), Series 1A,
2.500%, due 08/01/10	5,750,000	5,787,317
New York City Trust for Cultural Resources Revenue (Soloman R. Guggenheim), Series B,
0.280%, VRD	1,443,000	1,443,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project),
0.280%, VRD	6,670,000	6,670,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse University Project), Series B,
0.280%, VRD	180,000	180,000
Oyster Bay-East Norwich Central School District Tax Anticipation Notes,
2.000%, due 06/25/10	3,500,000	3,508,492
Port Authority of New York and New Jersey (JP Morgan PUTTERs, Series 3095),
0.280%, VRD(1), (2)	4,445,000	4,445,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A,
0.310%, VRD	18,000,000	18,000,000
Puerto Rico Commonwealth Refunding (Public Improvement), Series B,
0.240%, VRD	24,700,000	24,700,000
Riverhead Industrial Development Agency Civic Facilities Revenue (Central Suffolk Hospital Project),
0.280%, VRD	4,000,000	4,000,000
Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital), Series C,
0.280%, VRD	7,420,000	7,420,000
Southampton Town Bond Anticipation Notes,
1.000%, due 09/02/10	6,000,000	6,001,139
South Orangetown Central School District Tax Anticipation Notes,
2.000%, due 06/30/10	2,500,000	2,507,656
Suffolk County Industrial Development Agency Civic Facilities Revenue (Touro College Project),
0.250%, VRD	600,000	600,000
Suffolk County Tax Anticipation Notes,
2.000%, due 08/12/10	5,000,000	5,030,196

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A- 2,
0.300%, VRD	3,000,000	3,000,000
Tompkins County Industrial Development Agency Revenue (Care Community Kendal Ithaca), Series B,
0.320%, VRD	3,940,000	3,940,000
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University),
Series A-1,
0.290%, VRD	2,000,000	2,000,000
Series A-2,
0.320%, VRD	3,320,000	3,320,000
Triborough Bridge & Tunnel Authority Revenues Bond Anticipation Notes,
2.000%, due 11/15/10	5,000,000	5,047,547
Triborough Bridge & Tunnel Authority Revenue (Citigroup ROCS, Series RR-II-R-11665),
0.300%, VRD(1), (2)	7,130,000	7,130,000
Triborough Bridge & Tunnel Authority Revenues Refunding, Subseries B-2,
0.300%, VRD	10,235,000	10,235,000
Triborough Bridge & Tunnel Authority Revenue,
Series A,
0.310%, VRD	450,000	450,000
Series B,
0.260%, VRD	10,090,000	10,090,000
Wappingers Central School District Bond Anticipation Notes,
2.000%, due 09/10/10	2,300,000	2,307,554
White Plains Bond Anticipation Notes, Series B,
1.500%, due 09/17/10	6,000,000	6,028,198
Williamsville Central School District Bond Anticipation Notes,
2.000%, due 05/27/10	3,350,000	3,356,375

Total municipal bonds and notes (cost—$883,327,994)		883,327,994

Tax-exempt commercial paper—3.98%
New York State Dormitory Authority (Columbia University),
0.220%, due 06/01/10	15,000,000	15,000,000
New York State Power Authority,
0.230%, due 04/06/10	17,000,000	17,000,000
0.250%, due 05/03/10	5,000,000	5,000,000

Total tax-exempt commercial paper (cost—$37,000,000)		37,000,000

Total investments (cost—$920,327,994 which approximates cost for federal income tax purposes)(3)— 98.99%		920,327,994

Other assets in excess of liabilities—1.01%		9,430,467

Net assets (applicable to 929,873,454 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		929,758,461

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 7.11% of net assets as of March 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
(3)	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2010 (unaudited)

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	883,327,994	—	883,327,994
Tax-exempt commercial paper	—	37,000,000	—	37,000,000

Total	—	920,327,994	—	920,327,994

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2010 and reset periodically.

Weighted average maturity — 12 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2009.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 28, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: May 28, 2010